INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2015
Schedule of Inventories [Table Text Block]
	December 31,	December 31,
	2015	2014
Raw materials	$100,880	$561,371
Work in Process	43,746	125,483
Finished goods	302,729	890,138
Installations in process	1,693,738	2,382,039
Balance at December 31, 2015	$2,141,093	$3,959,031